Financial Risk Management - Summary of Details of Foreign Exchange Gain (Losses) Recognized in the Income Statement (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial revenue	R$ 10,419	R$ 0	R$ 742
Financial expense	0	(20,807)	(775)
Net foreign exchange result, net	R$ 10,419	R$ (20,807)	R$ (33)